Net Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Net Earnings Per Share - Basic [Abstract]
Net earnings available to common shareholders	$ 117.2	$ 130.5	$ 109.8	$ 70.1	$ 101.2		$ 94.7		$ 68.2		$ 23.9		$ 427.6	$ 288.0		$ 197.6
Weighted-average common shares outstanding (in shares)													79,500,000	78,000,000		79,500,000
Net earnings per share - basic (in dollars per share)	$ 1.49	$ 1.64	$ 1.37	$ 0.88	$ 1.28		$ 1.21		$ 0.88		$ 0.31		$ 5.38	$ 3.69		$ 2.49
Net Earnings Per Share - Diluted [Abstract]
Net earnings available to common shareholders	$ 117.2	$ 130.5	$ 109.8	$ 70.1	$ 101.2		$ 94.7		$ 68.2		$ 23.9		$ 427.6	$ 288.0		$ 197.6
Weighted-average common shares outstanding (in shares)													79,500,000	78,000,000		79,500,000
Effect of dilutive securities - stock options (in shares)													600,000	800,000		300,000
Effect of other share-based awards (in shares)													600,000	800,000		300,000
Weighted-average common shares outstanding - diluted (in shares)													80,700,000	79,600,000		80,100,000
Net earnings per share - diluted (in dollars per share)	$ 1.47	$ 1.61	$ 1.35	$ 0.86	$ 1.25	[1]	$ 1.18	[1]	$ 0.87	[1]	$ 0.31	[1]	$ 5.30	$ 3.62	[1]	$ 2.47
Share-Based Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)													692,000	995,000		4,257,000
Weighted-average remaining life													4 years 1 month 6 days	5 years 2 months 12 days		4 years 9 months 18 days
Share-Based Awards [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)													$ 76	$ 67		$ 40
Share-Based Awards [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)													$ 93	$ 93		$ 93

[1]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.